Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 35,000,000
Previously Paid Amount	0
Total Fee Amount	4,833.50
Net Fee	$ 4,833.50
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A